INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2014	2013	2012

Computed expected (benefit) income taxes	$(535,000)	$(675,000)	$(782,000)
Increase in valuation allowance	535,000	675,000	782,000
	$-	$-	$-

Schedule of deferred income tax assets
	2014	2013

Deferred income tax asset	$3,326,000	$2,791,000
Valuation allowance	(3,326,000)	(2,791,000)
	$-	$-